Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Summary of Income Tax Recognised in Profit or Loss

Income Tax recognized in Profit or Loss

The tax rate used for the 2023, 2022 and 2021 reconciliations below is the corporate tax rate of 17% payable by corporate entity in Singapore on taxable loss under tax law in that jurisdiction where the Company’s main operation is at Singapore.

	For the year ended December 31
	2021	2022	2023
Current tax expenses
In respect of the current period	$—	$79,379	$113,251
Adjustments for prior periods	—	19,842	19,416
	$—	$99,221	$132,667

	2021	2022	2023
Loss before income tax	$(31,590,582)	$(51,283,196)	$(44,086,937)
Income tax benefits calculated at the statutory rate	$(5,370,399)	$(8,718,143)	$(7,494,779)
Tax effect of income not taxable in determining taxable income	(870,151)	19,769	83,729
Non-deductible expenses in determining taxable income	648,651	361,600	549,230
Tax credits for research and development expenditures	(1,467,816)	(245,802)	(161,510)
Unrecognized loss carry forwards	6,044,928	7,688,535	6,396,624
Tax effect of share of results of associates and joint venture	405,712	74,125	1,460
Effect of different tax rates of group entities operating in other jurisdictions	609,075	917,106	738,497
Adjustments for prior year' tax	—	19,842	19,416
Others	—	(17,811)	—
Income tax expenses recognized in profit or loss	$—	$99,221	$132,667